UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-822-0202


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             15/11/12
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
ABBOTT LABS                     COM              002824100  430      6,271       SH      DEFINED   01, 02      6,271
                                                                                         OTHER     03
ACHILLION PHARM                 COM              00448Q201  140      13,443      SH      DEFINED   01, 02      13,443
                                                                                         OTHER     03
ACTIVISION BLIZ                 COM              00507V109  114      10,150      SH      DEFINED   01, 02      10,150
                                                                                         OTHER     03
AES CORP                        COM              00130H105  206      18,747      SH      DEFINED   01, 02      18,747
                                                                                         OTHER     03
AGRIUM INC                      COM              008916108  259      2,500       SH      DEFINED   01, 02      2,500
                                                                                         OTHER     03
ALLSCRIPTS HEAL                 COM              01988P108  227      18,292      SH      DEFINED   01, 02      18,292
                                                                                         OTHER     03
ALPHA NATURAL R                 COM              02076X102  79       12,000      SH      DEFINED   01, 02      12,000
                                                                                         OTHER     03
ALTERA CORP                     COM              021441100  291      8,559       SH      DEFINED   01, 02      8,559
                                                                                         OTHER     03
ANADARKO PETE C                 COM              032511107  283      4,054       SH      DEFINED   01, 02      4,054
                                                                                         OTHER     03
APACHE CORP                     COM              037411105  286      3,304       SH      DEFINED   01, 02      3,304
                                                                                         OTHER     03
APOLLO INVT COR                 COM              03761U106  178      22,535      SH      DEFINED   01, 02      22,535
                                                                                         OTHER     03
APPLE INC                       COM              037833100  380      570         SH      DEFINED   01, 02      570
                                                                                         OTHER     03
AURICO GOLD INC                 COM              05155C105  102      14,579      SH      DEFINED   01, 02      14,579
                                                                                         OTHER     03
BARCLAYS BK PLC                 VIX              06740C261  319      35,458      SH      DEFINED   01, 02      35,458
                                                                                         OTHER     03
BIDU INC SPON A                 A                056752108  433      3,710       SH      DEFINED   01, 02      3,710
                                                                                         OTHER     03
CABLEVISION SYS                 CABLVS           12686C109  209      13,187      SH      DEFINED   01, 02      13,187
                                                                                         OTHER     03
CANADIAN NAT RE                 COM              136385101  203      6,568       SH      DEFINED   01, 02      6,568
                                                                                         OTHER     03
CENTURY ALUM CO                 COM              156431108  206      28,795      SH      DEFINED   01, 02      28,795
                                                                                         OTHER     03
CENTURYLINK INC                 COM              156700106  635      15,707      SH      DEFINED   01, 02      15,707
                                                                                         OTHER     03
CIRRUS LOGIC IN                 COM              172755100  203      5,277       SH      DEFINED   01, 02      5,277
                                                                                         OTHER     03
CISCO SYS INC                   COM              17275R102  2,635    138,000     SH      DEFINED   01, 02      138,000
                                                                                         OTHER     03
COCA COLA ENTER                 COM              19122T109  212      6,793       SH      DEFINED   01, 02      6,793
                                                                                         OTHER     03
CONAGRA FOODS I                 COM              205887102  278      10,082      SH      DEFINED   01, 02      10,082
                                                                                         OTHER     03
COSTCO WHSL COR                 COM              22160K105  274      2,737       SH      DEFINED   01, 02      2,737
                                                                                         OTHER     03
CROWN CASTLE IN                 COM              228227104  207      3,228       SH      DEFINED   01, 02      3,228
                                                                                         OTHER     03
CS CORP NEW CL                  B                124857202  208      5,728       SH      DEFINED   01, 02      5,728
                                                                                         OTHER     03
DENBURY RES INC                 COM              247916208  283      17,505      SH      DEFINED   01, 02      17,505
                                                                                         OTHER     03
DIRECTV                         COM              25490A309  318      6,067       SH      DEFINED   01, 02      6,067
                                                                                         OTHER     03
DIREXION SHS ET                 BULL3X           25459W888  229      4,286       SH      DEFINED   01, 02      4,286
                                                                                         OTHER     03
DIREXION SHS ET                 BULL             25459Y686  258      2,900       SH      DEFINED   01, 02      2,900
                                                                                         OTHER     03
DIREXION SHS ET                 BULL             25459Y694  210      2,000       SH      DEFINED   01, 02      2,000
                                                                                         OTHER     03
ELDORADO GOLD C                 COM              284902103  474      31,095      SH      DEFINED   01, 02      31,095
                                                                                         OTHER     03
ENDEAVOUR SILVE                 COM              29258Y103  125      12,496      SH      DEFINED   01, 02      12,496
                                                                                         OTHER     03
FCEBOOK INC CL                  A                30303M102  2,553    117,871     SH      DEFINED   01, 02      117,871
                                                                                         OTHER     03
FLUOR CORP NEW                  COM              343412102  206      3,669       SH      DEFINED   01, 02      3,669
                                                                                         OTHER     03
FOREST LABS INC                 COM              345838106  213      5,995       SH      DEFINED   01, 02      5,995
                                                                                         OTHER     03
FOREST OIL CORP                 $0.01            346091705  127      14,972      SH      DEFINED   01, 02      14,972
                                                                                         OTHER     03
FREEPORT-MCMORA                 COM              35671D857  220      5,563       SH      DEFINED   01, 02      5,563
                                                                                         OTHER     03
GANNETT INC                     COM              364730101  243      13,690      SH      DEFINED   01, 02      13,690
                                                                                         OTHER     03
GOLDMAN SACHS G                 COM              38141G104  304      2,670       SH      DEFINED   01, 02      2,670
                                                                                         OTHER     03
GOOGLE INC CL                   A                38259P508  1,022    1,355       SH      DEFINED   01, 02      1,355
                                                                                         OTHER     03
HARMONY GOLD MN                 ADR              413216300  101      12,026      SH      DEFINED   01, 02      12,026
                                                                                         OTHER     03
HCA HOLDINGS IN                 COM              40412C101  1,007    30,275      SH      DEFINED   01, 02      30,275
                                                                                         OTHER     03
HELTH MGMT ASSO                 A                421933102  239      28,480      SH      DEFINED   01, 02      28,480
                                                                                         OTHER     03
IDENIX PHARMACE                 COM              45166R204  152      33,424      SH      DEFINED   01, 02      33,424
                                                                                         OTHER     03
INFORMATICA COR                 COM              45666Q102  315      9,043       SH      DEFINED   01, 02      9,043
                                                                                         OTHER     03
ING GROEP N V S                 ADR              456837103  101      12,745      SH      DEFINED   01, 02      12,745
                                                                                         OTHER     03
INTERPUBLIC GRO                 COM              460690100  152      13,647      SH      DEFINED   01, 02      13,647
                                                                                         OTHER     03
ISHARES INC MSC                 BRAZIL           464286400  2,416    44,700      SH      DEFINED   01, 02      44,700
                                                                                         OTHER     03
ISHARES TR FTSE                 IDX              464287184  2,526    73,000      SH      DEFINED   01, 02      73,000
                                                                                         OTHER     03
JEFFERIES GROUP                 COM              472319102  178      13,025      SH      DEFINED   01, 02      13,025
                                                                                         OTHER     03
KBR INC                         COM              48242W106  223      7,493       SH      DEFINED   01, 02      7,493
                                                                                         OTHER     03
LEAP WIRELESS I                 COM              521863308  108      15,838      SH      DEFINED   01, 02      15,838
                                                                                         OTHER     03
LINEAR TECHNOLO                 COM              535678106  318      9,998       SH      DEFINED   01, 02      9,998
                                                                                         OTHER     03
LOUISIANA PAC C                 COM              546347105  252      20,195      SH      DEFINED   01, 02      20,195
                                                                                         OTHER     03
MARATHON OIL CO                 COM              565849106  332      11,216      SH      DEFINED   01, 02      11,216
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U100  274      5,100       SH      DEFINED   01, 02      5,100
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U506  2,496    86,700      SH      DEFINED   01, 02      86,700
                                                                                         OTHER     03
MCKESSON CORP                   COM              58155Q103  293      3,404       SH      DEFINED   01, 02      3,404
                                                                                         OTHER     03
MGM RESORTS INT                 COM              552953101  335      31,195      SH      DEFINED   01, 02      31,195
                                                                                         OTHER     03
MOLSON COORS RE                 B                60871R209  254      5,643       SH      DEFINED   01, 02      5,643
                                                                                         OTHER     03
MOODYS CORP                     COM              615369105  400      9,056       SH      DEFINED   01, 02      9,056
                                                                                         OTHER     03
MSTERCARD INC C                 A                57636Q104  339      750         SH      DEFINED   01, 02      750
                                                                                         OTHER     03
NATIONAL OILWEL                 COM              637071101  225      2,812       SH      DEFINED   01, 02      2,812
                                                                                         OTHER     03
NEW YORK TIMES                  A                650111107  109      11,134      SH      DEFINED   01, 02      11,134
                                                                                         OTHER     03
NORFOLK SOUTHER                 COM              655844108  547      8,589       SH      DEFINED   01, 02      8,589
                                                                                         OTHER     03
NORTHERN TR COR                 COM              665859104  235      5,059       SH      DEFINED   01, 02      5,059
                                                                                         OTHER     03
NUSTAR ENERGY L                 COM              67058H102  254      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
NV ENERGY INC                   COM              67073Y106  206      11,443      SH      DEFINED   01, 02      11,443
                                                                                         OTHER     03
OMNIVISION TECH                 COM              682128103  284      20,343      SH      DEFINED   01, 02      20,343
                                                                                         OTHER     03
PARKER HANNIFIN                 COM              701094104  285      3,415       SH      DEFINED   01, 02      3,415
                                                                                         OTHER     03
PENSON WORLDWID                 COM              709600100  1        30,314      SH      DEFINED   01, 02      30,314
                                                                                         OTHER     03
PEPSICO INC                     COM              713448108  420      5,928       SH      DEFINED   01, 02      5,928
                                                                                         OTHER     03
PNC FINL SVCS G                 COM              693475105  371      5,883       SH      DEFINED   01, 02      5,883
                                                                                         OTHER     03
POLY INC COM                    COM              73172K104  109      11,083      SH      DEFINED   01, 02      11,083
                                                                                         OTHER     03
POWERSHARES QQQ                 1                73935A104  11,876   173,200     SH      DEFINED   01, 02      173,200
                                                                                         OTHER     03
PPL CORP                        COM              69351T106  312      10,742      SH      DEFINED   01, 02      10,742
                                                                                         OTHER     03
PROCTER & GAMBL                 COM              742718109  465      6,698       SH      DEFINED   01, 02      6,698
                                                                                         OTHER     03
PROSHARES TR PS                 20YRS            74347R297  218      14,000      SH      DEFINED   01, 02      14,000
                                                                                         OTHER     03
PROSHARES TR UL                 S&P500           74347X864  949      10,500      SH      DEFINED   01, 02      10,500
                                                                                         OTHER     03
PRUDENTIAL FINL                 COM              744320102  362      6,637       SH      DEFINED   01, 02      6,637
                                                                                         OTHER     03
PUTER SCIENCES                  COM              205363104  352      10,922      SH      DEFINED   01, 02      10,922
                                                                                         OTHER     03
QUANTA SVCS INC                 COM              74762E102  252      10,197      SH      DEFINED   01, 02      10,197
                                                                                         OTHER     03
ROBERT HALF INT                 COM              770323103  208      7,803       SH      DEFINED   01, 02      7,803
                                                                                         OTHER     03
RYLAND GROUP IN                 COM              783764103  220      7,345       SH      DEFINED   01, 02      7,345
                                                                                         OTHER     03
SANDRIDGE ENERG                 COM              80007P307  119      17,000      SH      DEFINED   01, 02      17,000
                                                                                         OTHER     03
SCHWAB CHARLES                  COM              808513105  182      14,263      SH      DEFINED   01, 02      14,263
                                                                                         OTHER     03
SPDR GOLD TRUST                 SHS              78463V107  287      1,667       SH      DEFINED   01, 02      1,667
                                                                                         OTHER     03
SPDR S&P 500 ET                 UNIT             78462F103  35,085   243,700     SH      DEFINED   01, 02      243,700
                                                                                         OTHER     03
SUNCOR ENERGY I                 COM              867224107  304      9,238       SH      DEFINED   01, 02      9,238
                                                                                         OTHER     03
TD AMERITRADE H                 COM              87236Y108  250      16,236      SH      DEFINED   01, 02      16,236
                                                                                         OTHER     03
TE CONNECTIVITY                 SHS              H84989104  337      9,921       SH      DEFINED   01, 02      9,921
                                                                                         OTHER     03
TYSON FOODS INC                 A                902494103  304      19,006      SH      DEFINED   01, 02      19,006
                                                                                         OTHER     03
UNITED TECHNOLO                 COM              913017109  289      3,696       SH      DEFINED   01, 02      3,696
                                                                                         OTHER     03
URBAN OUTFITTER                 COM              917047102  249      6,629       SH      DEFINED   01, 02      6,629
                                                                                         OTHER     03
WESTERN UN CO                   COM              959802109  285      15,634      SH      DEFINED   01, 02      15,634
                                                                                         OTHER     03
WHITING PETE CO                 COM              966387102  440      9,280       SH      DEFINED   01, 02      9,280
                                                                                         OTHER     03
WISDOMTREE TRUS                 FD               97717W422  2,788    147,200     SH      DEFINED   01, 02      147,200
                                                                                         OTHER     03
WYNDHAM WORLDWI                 COM              98310W108  302      5,759       SH      DEFINED   01, 02      5,759
                                                                                         OTHER     03
YAHOO INC                       COM              984332106  479      30,000      SH      DEFINED   01, 02      30,000
                                                                                         OTHER     03

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         100
Form 13F Information Table Value Total:         88,553
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13927                   0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC